Debt and Derivatives (Details Narrative)																	1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 01, 2024 USD ($)	Jan. 25, 2024 USD ($) shares	Jan. 18, 2024 USD ($)	Jan. 05, 2024 USD ($)	Jan. 02, 2024 USD ($)	Oct. 19, 2023 USD ($)	Sep. 15, 2023 USD ($)	Sep. 11, 2023 shares	Jul. 27, 2023 USD ($) $ / shares shares	Jun. 23, 2023 USD ($)	Jun. 16, 2023 USD ($)	Jun. 14, 2023 USD ($)	May 30, 2023 USD ($) $ / shares shares	Jan. 24, 2022 USD ($) $ / shares shares	Jun. 24, 2021 CAD ($)	Nov. 26, 2019 USD ($)	Jan. 31, 2023 shares	Mar. 31, 2021 USD ($)	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 CAD ($) $ / shares shares	May 27, 2023	Apr. 22, 2022 $ / shares
Short-Term Debt [Line Items]
Subordinated debt																			$ 86,038	$ 86,038		$ 165,620
Fair value adjustment of warrants																				(82,636)		(2,497,088)
Debt instrument conversion price | $ / shares													$ 120.00
Long term debt																			533,058	533,058		481,329
Derivative liabilities																			957,265	957,265		1,047,049
Warrant liabilities																			$ 402	402		1,574
Interest expenses																				335,067	354,666	$ 1,771,942	1,678,097
commitment fee shares | shares																	474
commitment fees																				$ 836,360	1,880,692
Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Derivative liability																			4.50	4.50		7		7
2023 Note [Member]
Short-Term Debt [Line Items]
Debt instrument conversion price | $ / shares													120.00
2023 Note [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Derivative liability expected term description																						two years and one and a half years
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Derivative liability																			5.03	5.03		4.91		4.91
Maximum [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Derivative liability																			139.57	139.57		150.46		150.46
Maximum [Member] | 2023 Note [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Derivative liability | $ / shares																						7.00		7.00
Maximum [Member] | 2023 Note [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Derivative liability | $ / shares																						6.50		6.50
Maximum [Member] | 2023 Note [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Derivative liability																						4.79		4.79
Maximum [Member] | 2023 Note [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Derivative liability																						134.99		134.99
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Derivative liability																			4.21	4.21		3.81		3.81
Minimum [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Derivative liability																			50.84	50.84		45.51		45.51
Minimum [Member] | 2023 Note [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Derivative liability | $ / shares																						107.00		107.00
Minimum [Member] | 2023 Note [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Derivative liability | $ / shares																						120.00		120.00
Minimum [Member] | 2023 Note [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Derivative liability																						4.46		4.46
Minimum [Member] | 2023 Note [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Derivative liability																						150.46		150.46
Lind Global Fund II LP [Member]
Short-Term Debt [Line Items]
Principal amount														$ 5,750,000					$ 906,942	$ 906,942		$ 1,018,671
Debt instrument carrying value																			1,440,000	$ 1,440,000		1,500,000
Warrants and rights outstanding, term														5 years
Class of warrant, exercise price | $ / shares														$ 4,500.00
Debt instrument conversion price | $ / shares													$ 90
Ownership percentage													19.90%
Issuance of shares | shares																				15,000
Long term debt																			533,058	$ 533,058		481,329
Derivative liabilities																						1,047,049
Warrant liabilities																						1,574
Fair value of the derivative liability													$ 264,687						113,352	113,352		273,614
Debt Conversion, Converted Instrument, Amount																				60,000
Lind Global Fund II LP [Member] | 2023 Note [Member]
Short-Term Debt [Line Items]
Debt instrument conversion price | $ / shares													$ 90
Ownership percentage													19.90%
Lind Global Fund II LP [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Class of warrant, exercise price | $ / shares														$ 4,500.00
Agile Lending LLC Loan [Member]
Short-Term Debt [Line Items]
Principal payment																						525,000
Debt interest amount																						$ 114,692
Proceeds from other debt						$ 210,000						$ 525,000
Debt instrument, issued, principal						$ 84,000						$ 231,000
Due date						Apr. 01, 2024						Dec. 15, 2023
Payments to employees						$ 12,250				$ 29,077
Administrative fees expense						$ 10,000						$ 25,000
Clear Think Capital [Member]
Short-Term Debt [Line Items]
commitment fee shares | shares																						27,612
6% Demand Promissory Notes [Member] | John Keeler [Member]
Short-Term Debt [Line Items]
Principal amount																			$ 86,000	$ 86,000		$ 165,620	893,000
Interest rate																			6.00%	6.00%		6.00%		6.00%
Repayments of unsecured debt																				$ 79,582	0	$ 157,380	67,000
Issuance of debt																						79,167
Subordinated debt																						570,000
Interest expenses																				2,484	13,140
Five Year Unsecured Promissory Note [Member] | Walter Lubkin Jr. [Member]
Short-Term Debt [Line Items]
Debt interest amount																							38,799
Principal amount																$ 500,000						250,000
Debt instrument covenant, description																The note bears interest at the rate of 4% per annum. The note is payable quarterly in an amount equal to the lesser of (i) $25,000 or (ii) 25% of the EBITDA of Coastal Pride, as determined on the first day of each quarter
Monthly payment																							104,640
Interest expense																				1,000	3,500	14,100	18,000
Accrued interest																			$ 1,041	1,041
Walter Lubkin Jr. [Member]
Short-Term Debt [Line Items]
Debt instrument carrying value																			100,000	100,000		100,000	350,000
Loan [Member] | Agile Lending LLC Loan [Member]
Short-Term Debt [Line Items]
Principal payment																				112,000		98,000
Debt interest amount																				47,250		$ 0
Debt instrument carrying value																			0	0
CEBA Loan [Member]
Short-Term Debt [Line Items]
Principal amount															$ 60,000									$ 60,000
Interest rate															5.00%
Debt Instrument, Maturity Date, Description															The loan initially bears no interest and is due on December 31, 2025. The loan was amended on October 19, 2022 to extend the loan forgiveness date from December 31, 2022 to December 31, 2023. If less than 75% of the loan amount was outstanding at December 31, 2023
Loan One [Member] | Agile Lending LLC Loan [Member]
Short-Term Debt [Line Items]
Principal payment																				72,381
Debt interest amount																				28,952
Debt instrument carrying value																			50,110	50,110
Loan Two [Member] | Agile Lending LLC Loan [Member]
Short-Term Debt [Line Items]
Principal payment																				33,438
Debt interest amount																				0
Debt instrument carrying value																			176,562	176,562
Loan Two [Member] | Clear Think Capital [Member]
Short-Term Debt [Line Items]
Principal payment																				58,824
Debt interest amount																				0
Debt instrument carrying value																			$ 141,176	141,176
Terminated Loan Agreement [Member]
Short-Term Debt [Line Items]
Payment of debt total											$ 108,400
Principal payment											93,400
Debt interest amount											9,900
Payment for fee											$ 4,900
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal payment																							1,666,666
Monthly payment																							$ 1,175,973
Warrants outstanding | shares								34,008														167,015		167,015
Issuance of shares | shares																							13,333
commitment fee shares | shares								13,800
Securities Purchase Agreement [Member] | Lind Global Fund II LP [Member]
Short-Term Debt [Line Items]
Principal payment																				1,094,800		$ 2,075,900	$ 899,999
Principal amount													$ 1,200,000	$ 5,750,000									3,439,558
Interest rate													120.00%	125.00%
Monthly payment														$ 333,333
Interest expense																				$ 0	$ 273,614	643,777	1,378,620
Warrants and rights outstanding, term													5 years	5 years
Warrants outstanding | shares													8,701	1,000,000
Class of warrant, exercise price | $ / shares													$ 122.50	$ 4.50
Conversion of stock shares converted | shares														1,000
Convertible conversion price increase | $ / shares														$ 4,500
Commitment fee													$ 50,000	$ 150,000
Debt issuance cost														87,144
Debt instrument, unamortized discount														2,022,397								$ 0	643,777
Original issuance discount														750,000
Fair value adjustment of warrants													$ 381,538	$ 1,035,253
Repayment description														The outstanding principal under the 2022 Lind Note is payable commencing July 24, 2022, in 18 consecutive monthly installments of $333,333, at the Company’s option, in cash or shares of common stock at a price (the “Repayment Share Price”) based on 90% of the five lowest volume weighted average prices (“VWAP”) during the 20-days prior to the payment date with a floor price of $1.50 per share (the “Floor Price”) (floor price of $1,500 per share
Debt weighted average interest rate														80.00%
Debt instrument conversion price | $ / shares																										$ 5.00
Ownership percentage													4.99%													4.99%
Issuance of shares | shares																				7,471		27,584
Debt discount net																							643,777
Extinguishment of debt							$ 2,573,142
Exercise price | $ / shares													$ 122.50
Repayment description														The outstanding principal under the 2022 Lind Note was payable commencing July 24, 2022, in 18 consecutive monthly installments of $333,333, at the Company’s option, in cash or shares of common stock at a price (the “Repayment Share Price”) based on 90% of the five lowest volume weighted average prices (“VWAP”) during the 20-days prior to the payment date with a floor price of $1.50 per share (the “Floor Price”) (floor price of $1,500 per share
Debt description														Upon a change of control of the Company, as defined in the 2022 Lind Note, Lind had the right to require the Company to prepay 10% of the outstanding principal amount of the 2022 Lind Note. The Company may prepay the outstanding principal amount of the note, provided Lind may convert up to 25% of the principal amount of the 2022 Lind Note at a price per share equal to the lesser of the Repayment Share Price or the conversion price. The 2022 Lind Note contained certain negative covenants, including restricting the Company from certain distributions, stock repurchases, borrowing, sale of assets, loans and exchange offers.
Securities Purchase Agreement [Member] | Lind Global Fund II LP [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding, term																						5 years		5 years
Securities Purchase Agreement [Member] | Lind Global Fund II LP [Member] | 2023 Note [Member]
Short-Term Debt [Line Items]
Warrants outstanding | shares													8,701
Ownership percentage													4.99%
Securities Purchase Agreement [Member] | Lind Global Fund II LP [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate													20.00%	10.00%
Class of warrant, exercise price | $ / shares														$ 4.50
Debt instrument conversion price | $ / shares																										$ 5,000
Securities Purchase Agreement [Member] | Clear Think Capital [Member]
Short-Term Debt [Line Items]
commitment fee shares | shares																			226,656
commitment fees																			$ 836,360
Purchase Agreement [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Derivative liability expected term description																						two years and one and a half years
Purchase Agreement [Member] | Maximum [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Derivative liability | $ / shares																						7.00		7.00
Purchase Agreement [Member] | Maximum [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Derivative liability | $ / shares																						7.00		7.00
Purchase Agreement [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Derivative liability																						4.79		4.79
Purchase Agreement [Member] | Maximum [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Derivative liability																						133.54		133.54
Purchase Agreement [Member] | Minimum [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Derivative liability | $ / shares																						53.50		53.50
Purchase Agreement [Member] | Minimum [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Derivative liability | $ / shares																						46.50		46.50
Purchase Agreement [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Derivative liability																						4.91		4.91
Purchase Agreement [Member] | Minimum [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Derivative liability																						45.51		45.51
Purchase Agreement [Member] | Lind Global Fund II LP [Member]
Short-Term Debt [Line Items]
Principal amount									$ 300,000
Warrants and rights outstanding, term									5 years																5 years
Warrants outstanding | shares									3,505
Class of warrant, exercise price | $ / shares									$ 67.00
Commitment fee									$ 12,500
Fair value adjustment of warrants									$ 72,208
Exercise price | $ / shares									$ 67.00
Proceeds from common stock warrants exercised									$ 250,000
Purchase Agreement [Member] | Senior Convertible Promissory Note [Member] | Lind Global Fund II LP [Member]
Short-Term Debt [Line Items]
Principal amount									$ 1,800,000
Purchase Agrrement [Member]
Short-Term Debt [Line Items]
Fair value of the derivative liability																			118,984	$ 118,984
Security Agreement [Member]
Short-Term Debt [Line Items]
Principal amount	$ 210,000				$ 122,491
Security Agreement [Member] | Agile Lending LLC And Agile Capital Funding LLC [Member]
Short-Term Debt [Line Items]
Debt interest amount	79,800				48,996
Payment for fee	11,146			$ 7,795
Principal amount	210,000				$ 122,491
Interest rate					5.00%
Commitment fee	$ 10,000			$ 5,833
Due date	Aug. 29, 2024				May 31, 2024
MCA Plus Agreement [Member] | Clear Think Capital [Member]
Short-Term Debt [Line Items]
Payment for fee			$ 14,706
Principal amount			$ 200,000
Interest rate			25.00%
Commitment fee			$ 50,000
Additional interest rate			5.00%
Principal amount			$ 50,000
commitment fee shares | shares		7,092
commitment fees		$ 50,000
Keeler & Co. [Member] | Loan Agreement [Member]
Short-Term Debt [Line Items]
Line of credit																		$ 5,000,000					1,776,068
Line of credit facility, description																		The advance rate of the revolving line of credit was 85% with respect to eligible accounts receivable and the lower of 60% of the Borrowers’ eligible inventory, or 80% of the net orderly liquidation value, subject to an inventory sublimit of $2,500,000. The inventory portion of the loan could never exceed 50% of the outstanding balance. Interest on the line of credit was the prime rate (with a floor of 3.25%), plus 3.75% which increased to 4.75% in 2022. The Borrowers paid Lighthouse a facility fee of $50,000 in three instalments of $16,667 in March, April and May 2021 and an additional facility fee of $25,000 on each anniversary of March 31, 2021. On January 14, 2022, the maximum inventory advance under the line of credit was adjusted from 50% to 70% until June 30, 2022, 65% to July 31, 2022, 60% to August 31, 2022 and 55% to September 30, 2022 at a monthly fee of 0.25% on the portion of the loan in excess of the 50% advance, in order to increase imports to meet customer demand.
Line of credit guaranty																		$ 1,000,000				$ 1,000,000
Line of credit facility, description																		The advance rate of the revolving line of credit is 85% with respect to eligible accounts receivable and the lower of 60% of the Borrowers’ eligible inventory, or 80% of the net orderly liquidation value, subject to an inventory sublimit of $2,500,000. The inventory portion of the loan will never exceed 50% of the outstanding balance. Interest on the line of credit is the prime rate (with a floor of 3.25%), plus 3.75% which increased to 4.75% in 2022. The Borrowers paid Lighthouse a facility fee of $50,000 in three instalments of $16,667 in March, April and May 2021 and paid an additional facility fee of $25,000 on each anniversary of March 31, 2021. On January 14, 2022, the maximum inventory advance under the line of credit was adjusted from 50% to 70% until June 30, 2022, 65% to July 31, 2022, 60% to August 31, 2022 and 55% to September 30, 2022 at a monthly fee of 0.25% on the portion of the loan in excess of the 50% advance in order to increase imports to meet customer demand.
AFC [Member] | Loan Agreement [Member]
Short-Term Debt [Line Items]
Proceeds from contributed capital																				1,165,765			12,552,008
Line of credit facility, current borrowing capacity																			$ 1,454,193	$ 1,454,193			$ 13,144,141
Investor [Member] | Securities Purchase Agreement [Member] | Lind Global Fund II LP [Member]
Short-Term Debt [Line Items]
Warrants outstanding | shares													8,701
Exercise price | $ / shares													$ 122.70